NOTE 8 – RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended		53 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Related Party Transactions [Abstract]
Officer's Compensation	$ 0	$ 0	$ 65,000